Intangible Assets (Details) - Schedule of intangible assets - BRL (R$) R$ in Millions		11 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Dec. 30, 2020
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets, beginning balance		R$ 4,288
Additions		78
Amortization		(48)
Intangible assets, ending balance		1,037
Write-off		(1)
Transfers		1
Discontinued operation		(4,051)					R$ (480)	R$ (2,416)
Conversion adjustment to reporting currency		770
Assets And Rights [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets, beginning balance			R$ 19
Additions					R$ 18
Lease modification			1
Amortization			(2)
Intangible assets, ending balance			18		19
Write-off
Transfers					1
Subtotal [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets, beginning balance			19
Additions					18
Lease modification			1
Amortization			(2)
Intangible assets, ending balance			18		19
Write-off
Transfers					1
Lease - right of use [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets, beginning balance			1,887		1,037
Additions			3,157		872
Lease modification			1
Amortization			(27)		(21)
Intangible assets, ending balance			5,018		1,887
Write-off					(1)
Transfers
Goodwill [member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets, beginning balance		787	618		618
Additions
Lease modification
Amortization
Intangible assets, ending balance		618	618		618
Write-off
Transfers		1
Discontinued operation		(208)
Conversion adjustment to reporting currency		38
Software [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets, beginning balance		134	75		70
Additions		72	18		21
Lease modification
Amortization		(40)	(17)		(14)
Intangible assets, ending balance		70	76		75
Write-off		(1)			(1)
Transfers					(1)
Discontinued operation		(115)
Conversion adjustment to reporting currency		20
Commercial Rights [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets, beginning balance		313	1,136	[1]	310	[2]
Additions		6	3,139	[1]	833	[2]
Lease modification	[1]
Amortization		(8)	(8)	[1]	(7)	[2]
Intangible assets, ending balance		310	4,267	[1]	1,136	[2]
Write-off						[2]
Transfers						[2]
Discontinued operation
Conversion adjustment to reporting currency		(1)
Trade name [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets, beginning balance		3,054	39		39
Additions
Lease modification
Amortization
Intangible assets, ending balance		39	39		39
Write-off
Transfers
Discontinued operation		(3,728)
Conversion adjustment to reporting currency		R$ 713
Subtotal [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets, beginning balance			1,868		1,037
Additions			3,157		854
Lease modification
Amortization			(25)		(21)
Intangible assets, ending balance			R$ 5,000		1,868
Write-off					(1)
Transfers					R$ 1

[1]	Includes commercial rights related to 46 commercial points sold by GPA to the Company as a result of the Transaction for an amount of R$3,130 (see note 1.5).
[2]	Includes commercial rights related to 20 commercial points sold by GPA to the Company as a result of the Transaction for an amount of R$798 (see note 1.5).